FINANCIAL INSTRUMENTS - Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Assets	$ 2,557,617	$ 1,710,160
Liabilities	740,863	447,054
At fair value | Share based payment liabilities (note 16) | Level 2
Disclosure of fair value measurement of assets [line items]
Liabilities	55,257	4,276
At fair value | Investments in equity securities | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	252,385	141,781
At fair value | Investments in equity securities | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	1,155	0
At fair value | Warrant investments (note 12) | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	$ 1,605	$ 1,209